SHARE-BASED COMPENSATION (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ (1,465,680)	$ 1,889,733	$ 0
Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	0	1,450,000
Options granted, weighted average exercise price per share		$ 12
Options forfeited	1,190,000	180,000
Eight employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		1,450,000
Options granted, weighted average exercise price per share		$ 12